NON-CURRENT INVESTMENTS	12 Months Ended
Dec. 31, 2011
NON-CURRENT INVESTMENTS
11. NON-CURRENT	INVESTMENTS

	December 31, 2011	December 31, 2010	June 30, 2010
Listed investments (a)	77.3	124.4	76.8
Unlisted investments	2.6	1.7	1.3
Investments held by environmental trust funds (b)	161.5	168.6	133.8
Equity investees (c)	28.2	30.2	29.6
Other investments	2.6	19.4	12.8

	272.2	344.3	254.3

(a)	Listed investments mainly consist of:

	December 31, 2011		December 31, 2010		June 30, 2010
	Number of shares	Market value, $ per share	Number of shares	Market value, $ per share	Number of shares	Market value, $ per share
Evolution Mining Limited	15,535,016	1.62	—	—	—	—
GoldQuest Mining Corporation	13,962,500	0.08	13,962,500	0.39	13,962,500	0.11
Northam Platinum	7,820,169	3.75	—	—	—	—
Atacama Pacific Gold Corporation	4,945,598	3.79	4,945,598	3.22	—	—
Gran Columbia Gold Corporation	1,585,274	0.40	—	—	—	—
Medoro Resources Limited	—	—	1,321,062	2.30	3,963,186	0.69
Mvelaphanda Resources Limited (1)	—	—	8,397,858	7.29	8,397,858	6.16
Gold One International Limited	—	—	12,500,000	0.33	12,500,000	0.26
Conquest Mining Limited	—	—	51,783,388	0.58	51,783,388	0.30

(1)	Three million of the Mvelaphanda Resources Limited, or Mvelapanda, shares were subject to a scrip lending agreement at December 31, 2010 - see note 13 (e).

Details of the listed investments are as follows:

	December 31, 2011	December 31, 2010	June 30, 2010
Fair value	77.3	124.4	76.8
Cost	68.4	82.5	68.3

Net unrealized gain	8.9	41.9	8.5

The net gain comprises:
Gross unrealized gains	15.2	42.3	10.9
Gross unrealized losses	(6.3)	(0.4)	(2.4)

	8.9	41.9	8.5

The gross unrealized loss comprises the following number of equity instruments none of which have been in a continuous unrealized loss position for more than 12 months. :	8	3	4

Realized gain/(loss) reclassified from equity on disposal of listed investments ($ million)	6.6	(0.4)	99.2

(b)

The environmental trust funds are irrevocable trusts under the Group’s control. The monies in the trusts are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The investments provide for the estimated cost of rehabilitation during and at the end of the life of the Group’s South African mines. While the asset is under the Group’s control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 14, “Provision for Environmental Rehabilitation”.

(c)	Equity investees comprise the following:

		Ownership %			Market value
Investment	Description of business	December 31, 2011	December 31, 2010	June 30, 2010	December 31, 2011	December 31, 2010	June 30, 2010
Rusoro Mining Limited	Gold mining	26.4	26.4	26.4	13.2	51.3	31.1
Rand Refinery Limited	Refining of gold bullion and by-products	34.9	34.9	34.9	*	*	*
Timpetra Resources Limited	Resource exploration	21.8	N/A	N/A	1.2	N/A	N/A

*	—Not readily determinable

The carrying value of the equity investment in Rusoro Mining Limited, or Rusoro:

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	20.0	18.2	48.4
Share of results, net of tax	—	1.8	(31.1)
Impairment	(6.8)	—	—
Other comprehensive income	—	—	0.8

Closing balance	13.2	20.0	18.2

Rusoro, a company listed on the TSX Venture Exchange, is a junior gold producer with a large land position in the Bolivar State gold region of southern Venezuela. Gold Fields interest in Rusoro remeined unchanged at 26.4% at December 31, 2011 and 2010 and June 30, 2010.

The summarized financial information of Rusoro, is shown below:

	December 31, 2011	December 31, 2010	June 30, 2010
Balance sheet:
Current assets	72.2	69.3	64.3
Non-current assets	917.8	957.3	956.7
Current liabilities	133.2	101.8	95.1
Non-current liabilities	208.7	346.9	355.5
Shareholders’ equity excluding non controlling interest	646.0	576.7	570.4

Results for the period(1)
Revenues	118.6	42.7	98.5
Gross (loss)/income	(2.2)	3.2	9.4
Net income/(loss)	0.3	7.4	(117.6)

(1)	The results of Rusoro for the Gold Fields’ fiscal year ended December 31, 2011 are for the nine months to September 2011 (six months ended December 31, 2010: three months ended September 30, 2010; fiscal year ended June 30, 2010).

The Group acquired its interest in Rusoro on November 30, 2007.

The carrying value of the equity investment in Rand Refinery Limited, or Rand Refinery:

	December 31, 2011	December 31, 2010	June 30, 2010
Opening balance	10.2	11.4	2.8
Share of profits recognized	5.0	3.1	8.4
Dividend receivable	—	(5.4)	—
Translation	(2.3)	1.1	0.2

Closing balance	12.9	10.2	11.4

During the fiscal years ended December 31, 2011 and June 30, 2010, the Company did not receive dividends from Rand Refinery. In the six months ended December 31, 2010, $5.4 million was received in dividends.

Rand Refinery acts as a sale agent on behalf of the Company’s African operations. The market value of the Company’s investment in Rand Refinery is not readily determinable. At December 31, 2011 an amount of $63.9 million was owing from Rand Refinery (December 31, 2010: $41.9 million; June 30, 2010: $64.1 million) and was included in Receivables.